Finance Cost and Income - Summary of Finance Costs Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance income expense [abstract]
Interest expense	$ (4,141)	$ (4,314)	$ (4,092)
Capitalization of borrowing costs	23	22	12
Net interest on net defined benefit liabilities	(94)	(101)	(113)
Accretion expense	(400)	(614)	(648)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)		(304)	(21)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(2,222)	(674)	(797)
Tax on financial transactions	(110)	(68)	(70)
Other financial costs, including bank fees	(242)	(139)	(131)
Finance costs, excluding exceptional items	(7,186)	(6,192)	(5,860)
Exceptional finance cost	(1,982)	(693)	(3,522)
Finance costs	$ (9,168)	$ (6,885)	$ (9,382)